NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2011
NATURE OF OPERATIONS AND GOING CONCERN
1.	NATURE OF OPERATIONS AND GOING CONCERN

Catalyst Paper Corporation, together with its subsidiaries and partnerships (collectively, the “company”) is a significant specialty mechanical printing papers and newsprint producer in North America. The company operates in three business segments.

Specialty printing papers	– Manufacture and sale of mechanical specialty printing papers
Newsprint	– Manufacture and sale of newsprint
Pulp	– Manufacture and sale of long-fibre Northern Bleached Softwood Kraft (“NBSK”) pulp.

The company owns and operates four manufacturing facilities, three of which are located in the province of British Columbia (B.C.), Canada and one in Arizona, U.S.A. Two other facilities, including a paper recycling facility, were permanently shut down during 2010 (note 5). Inter-segment sales consist of pulp transfers at cost up to December 31, 2009, and at market prices thereafter. The company has not restated its comparative numbers for this change in policy as the change is not material to the comparative numbers. However, this change could be material in future periods if pulp market prices increase or average costs decrease. The primary market for the company’s paper products is North America. The primary markets for the company’s pulp products are Asia and Australasia.

Creditor protection proceedings

On January 31, 2012, Catalyst Paper Corporation and certain of its subsidiaries obtained an Initial Order from the Supreme Court of British Columbia under the Companies’ Creditors Arrangement Act (CCAA). The company applied for recognition of the Initial Order under chapter 15 of title 11 of the US Bankruptcy Code. The company entered into a Debtor-In-Possession (DIP) Credit Agreement, pursuant to which a DIP Credit Facility of approximately $175 million was confirmed by the Court. See Note 13, Long-term debt, for further detail on the impact of the creditor protection proceedings on the company’s debt.

On February 14, 2012, the Canadian Court extended the stay of proceedings under CCAA until April 30, 2012. See Note 30, Subsequent events, for further detail on the creditor protection proceeding.

Going concern

The company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, after suffering recurring losses from operations the company entered into CCAA proceedings on January 31, 2012, which raises substantial doubt about the company’s ability to continue as a going concern. See Note 30, Subsequent events, for further detail on the creditor protection proceeding.

The creditor protection proceedings and DIP Credit Facility provide the company with a period of time to develop a comprehensive restructuring plan. Management believes that these actions make the going concern basis of presentation appropriate. However, it is not possible to predict the outcome of these proceedings and as such, the realization of assets and discharge of liabilities are each subject to significant uncertainty.

The company and the Canadian paper industry in general have been adversely affected by the economic downturn in the United States over the past three years and the trend away from certain paper products to electronic media. The result has been overcapacity in the industry resulting in lower prices, higher costs due to production curtailments and a strong Canadian dollar which ultimately lowers revenues to the company. Further, the company’s financial position has been adversely affected by its significant debt burden, substantial debt service requirements and the terms and conditions of its debt agreements.

The consolidated financial statements do not reflect adjustments that would be necessary if the going concern basis were not appropriate. If the going concern basis were not appropriate, material adjustments would be required to the carrying values of assets and liabilities, reported revenue and expenses and balance sheet classifications used. The appropriateness of the going concern basis is dependent upon, among other things, developing and implementing a comprehensive restructuring plan that will improve profitability, reduce the company’s current debt burden and improve liquidity. It will further depend on the company securing continued sources of liquidity while under creditor protection, either by renewing or extending its current DIP financing arrangement, or obtaining alternative financing to replace its DIP financing arrangement.